Regulatory Capital Matters - Actual and Required Capital Amounts and Ratios (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Risk-Based Capital to risk weighted assets, Actual Amount	$ 113,830	$ 73,305
Tier 1 (Core) Capital to risk weighted assets, Actual Amount	107,150	68,405
Tier 1 (Core) Capital to average assets, Actual Amount	107,150	68,405
Total Risk-Based Capital to risk weighted assets, Actual Ratio	12.23%	14.59%
Tier 1 (Core) Capital to risk weighted assets, Actual Ratio	11.51%	13.62%
Tier 1 (Core) Capital to average assets, Actual Ratio	8.52%	9.62%
Total Risk-Based Capital to risk weighted assets, Required For Capital Adequacy Purposes Amount	74,447	40,192
Tier 1 (Core) Capital to risk weighted assets, Required For Capital Adequacy Purposes Amount	37,223	20,096
Tier 1 (Core) Capital to average assets, Required For Capital Adequacy Purposes Amount	50,279	28,455
Total Risk-Based Capital to risk weighted assets, Required For Capital Adequacy Purposes Ratio	8.00%	8.00%
Tier 1 (Core) Capital to risk weighted assets, Required For Capital Adequacy Purposes Ratio	4.00%	4.00%
Tier 1 (Core) Capital to average assets, Required For Capital Adequacy Purposes Ratio	4.00%	4.00%
Total Risk-Based Capital to risk weighted assets, To Be Well Capitalized Under Prompt Corrective Action Regulations Amount	93,059	50,239
Tier 1 (Core) Capital to risk weighted assets, To Be Well Capitalized Under Prompt Corrective Action Regulations Amount	55,835	30,144
Tier 1 (Core) Capital to average assets, To Be Well Capitalized Under Prompt Corrective Action Regulations Amount	62,849	35,569
Total Risk-Based Capital to risk weighted assets, To Be Well Capitalized Under Prompt Corrective Action Regulations Ratio	10.00%	10.00%
Tier 1 (Core) Capital to risk weighted assets, To Be Well Capitalized Under Prompt Corrective Action Regulations Ratio	6.00%	6.00%
Tier 1 (Core) Capital to average assets, To Be Well Capitalized Under Prompt Corrective Action Regulations Ratio	5.00%	5.00%
Company [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Risk-Based Capital to risk weighted assets, Actual Amount	114,475	74,430
Tier 1 (Core) Capital to risk weighted assets, Actual Amount	107,795	69,530
Tier 1 (Core) Capital to average assets, Actual Amount	107,795	69,530
Total Risk-Based Capital to risk weighted assets, Actual Ratio	12.30%	14.81%
Tier 1 (Core) Capital to risk weighted assets, Actual Ratio	11.58%	13.83%
Tier 1 (Core) Capital to average assets, Actual Ratio	8.57%	9.78%
Total Risk-Based Capital to risk weighted assets, Required For Capital Adequacy Purposes Amount	74,464	40,209
Tier 1 (Core) Capital to risk weighted assets, Required For Capital Adequacy Purposes Amount	37,232	20,105
Tier 1 (Core) Capital to average assets, Required For Capital Adequacy Purposes Amount	$ 50,291	$ 28,449
Total Risk-Based Capital to risk weighted assets, Required For Capital Adequacy Purposes Ratio	8.00%	8.00%
Tier 1 (Core) Capital to risk weighted assets, Required For Capital Adequacy Purposes Ratio	4.00%	4.00%
Tier 1 (Core) Capital to average assets, Required For Capital Adequacy Purposes Ratio	4.00%	4.00%